Financial instruments on balance sheet (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Carrying and Fair Values of Financial Instruments that are not Carried at Fair Value

The carrying and fair values of financial instruments that are not carried at fair value in the financial statements was as follows at December 31, for current and comparative year-ends:

	As of December 31, 2017
(€‘000)	Loans and receivables	Fair value
Assets as per balance sheet
Deposits	273	273
Trade and other receivables	2,905	2,905
Other current assets	744	744
Short-term investments	10,653	10,653
Cash and cash equivalents	23,253	23,253

Total	37,828	37,828

For the above-mentioned financial assets, the carrying amount as per December 31, 2017 is a reasonable approximation of their fair value.

	As of December 31, 2017
(€‘000)	Financial liabilities at amortised cost	Fair value
Liabilities as per balance sheet
Bank loans	536	536
Finance lease liabilities	909	909
RCAs liability	1,770	1,770
Trade payables and other current liabilities	7,083	7,083

Total	10,298	10,298

For the above-mentioned financial liabilities, the carrying amount as per December 31, 2017 is a reasonable approximation of their fair value.

	As of December 31, 2016
(€‘000)	Loans and receivables	Fair value
Assets as per balance sheet
Deposits	311	311
Trade and other receivables	1,359	1,359
Other current assets	1,420	1,420
Short term investment	34,230	34,230
Cash and cash equivalents	48,357	48,357

Total	85,677	85,677

For the above-mentioned financial assets, the carrying amount as per December 31, 2016 is a reasonable approximation of their fair value.

	As of December 31, 2016
(€‘000)	Financial liabilities at amortized cost	Fair value
Liabilities as per balance sheet
Bank loans	742	742
Finance lease liabilities	735	735
RCAs liability	8,438	8,438
Trade payables and other current liabilities	9,606	9,606

Total	19,521	19,521

Schedule of Financial Assets and Liabilities Measured at Fair Value

Contingent consideration and other financial liabilities are reported at fair value in the statement of financial position using Level 3 fair value measurements for which the Group developed unobservable inputs:

(€‘000)	As of December 31, 2017
	Level I	Level II	Level III	Total
Assets
	—	—	—	—

Total Assets	—	—	—	—

Liabilities
Contingent consideration and other financial liabilities	—	—	19,583	19,583

Total Liabilities	—	—	19,583	19,583

Contingent Consideration and Other Financial Liabilities

The change in their balances is detailed as follows:

CONTINGENT CONSIDERATION AND OTHER FINANCIAL LIABILITIES ROLL FORWARD

(€’000)	For the year ended
EUR	2017	2016
Opening balance contingent consideration at January 1st	28,179	25,529
Milestone payment	(5,341)
Fair value adjustment	(4,225)	1,633
Currency Translation Adjustment	(3,064)	1,017

Closing balance contingent consideration at December 31,	15,549	28,179

Other financial liabilities	4,034	—
Closing balance contingent consideration and other financial liabilities at December 31	19,583	28,179

Sensitivity Analysis Performed on Main Assumptions

A sensitivity analysis has been performed on the key assumptions driving the fair value of the contingent consideration. The main drivers are i) the discount rate (WACC), ii) the sales long-term growth rate in the terminal value and iii) the probabilities of success for our product candidates to get commercialized.

	Discount rate (WACC)
	10.5%	12.5%	14.5%	16.5%	18.5%
Cont. consideration (MUSD)	34.5	28.3	23.5	19.8	16.8
Impact (%)	+47%	+20%	—	-16%	-29%

	Sales long-term growth rate in the terminal value
	-25%	-20%	-15%	-10%	-5%
Cont. consideration (MUSD)	21.9	22.5	23.5	24.3	26.0
Impact (%)	-7%	-4%	—	+4%	+11%

To determine the contingent consideration, we used the same probabilities of success than for impairment testing purposes (see Note 7):

PoS	Phase I to II	Phase II to III	Phase III to NDA/BLA	NDA/BLA to Approval	Cumulative PoS
Hem	62%	29%	53%	86%	8.1%
Solid	64%	23%	34%	80%	4%

In order to assess the sensitivity to this driver, we apply here an incremental probability factor to the bottom-line cumulative PoS disclosed below:

	Probabilities of Success
	-20%	-10%	PoS model	+10%	+20%
Cont. consideration (MUSD)	18.8	21.2	23.5	25.8	28.1
Impact (%)	-20%	-10%	—	+10%	+20%